Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Cash	$ 73,407	$ 73,315
Total Current Asset	73,407	73,315
Fixed Assets	2,572	3,403
Total Assets	75,979	76,718
Current Liabilities:
Due to officer	106	106
Taxes parable
Total Liabilities	106	106
Shareholders' Equity
Common shares w/ par value $ 0.0001 & 1,108,596 o/s respectively & Paid-in capital	80,637	80,637
Profits (deficit) accumulated in development stage	(4,515)	(4,026)
Total Shareholders' Equity	76,122	76,611
Total Liabilities and Shareholders' Equity	$ 76,228	$ 76,717